MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com


                                  May 3, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  Merrill Lynch Life Insurance Company
     Merrill Lynch Life Variable Life Separate Account II
     (File No. 33-43058)

Commissioners:

On behalf of Merrill Lynch Life Insurance Company (the "Company") and Merrill Lynch Life Variable Life Separate Account II (the "Account"), I hereby certify that the form of prospectus and statement of additional information dated May 1, 2007 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0698, or Lisa A. Pellegrino of our firm at (202) 383-0873, if you have any questions or comments regarding this transmittal.

Sincerely,



Mary E. Thornton

Attachment

cc:  Kirsty Lieberman, Esq.
     Lisa A. Pellegrino, Esq.